Note Payable - Cares Act Loan (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020
Note Payable – Cares Act Loan [Abstract]
Loan Received	$ 463,497
Maturity date	Apr. 09, 2025
Bears interest rate	1.00%
Income on note		$ 463,497